COSTS OF REVENUES	12 Months Ended
Dec. 31, 2023
COSTS OF REVENUES
COSTS OF REVENUES

14.      COSTS OF REVENUES

Costs of revenues consists primarily of the cost of inventories of EVOMELA® and sales-based royalties related to the sale of EVOMELA®. The Company is obligated to pay certain percentage of the Company’s revenue from EVOMELA® sales as royalties for a period of 10 years after the commercial launch of the products in 2019.